Stockholder's Equity - Reconciliation of the Company's and Banks Stockholders Equity to Regulatory Capital (Detail) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Consolidated [Member]	Dec. 31, 2012 Consolidated [Member]	Dec. 31, 2013 Bank [Member]	Dec. 31, 2012 Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total stockholders' equity per financial statements	$ 249,205	$ 233,943	$ 219,944	$ 215,611	$ 249,205	$ 233,943	$ 235,728	$ 197,399
Adjustments to Tier 1 capital:
Accumulated other comprehensive income	4,104	4,915			(4,104)	(4,915)	(4,104)	(4,774)
Goodwill disallowed					(13,687)	(13,687)	(13,687)	(13,687)
Servicing assets disallowed					(72)	(86)	(72)	(86)
Total Tier 1 capital					231,342	215,255	217,865	178,852
Adjustments to total capital:
Allowance for loan losses	25,335	20,504	13,053	10,155	25,335	20,504	25,335	20,504
45% of net unrealized gains on marketable equity securities					2,900	1,768	2,900	1,757
Total regulatory capital					$ 259,577	$ 237,527	$ 246,100	$ 201,113